Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Millions	Apr. 01, 2023	Mar. 31, 2024
Increase in allowance for credit losses	$ 61.1
Minimum [Member]
Property plant and equipment useful life		3 years
Finite-lived intangible asset useful life		1 year
Maximum [Member]
Property plant and equipment useful life		5 years
Finite-lived intangible asset useful life		3 years